INVENTORIES (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
INVENTORIES
Finished goods	¥ 471,547,560		¥ 244,373,815
Raw materials	177,630,159		148,416,326
Inventories	649,177,719		392,790,141		$ 88,936,983
Write-down of inventories (Note 4)	¥ 30,028,243	$ 4,113,852	¥ 21,681,652	¥ 8,991,793